Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,765,000	$ 1,032,634	$ 157,174
Clinical trial material	500,000	0
Deferred funding fees, net	129,000	109,000
Prepaid expenses and other current assets	131,000	215,186	520,620
Total current assets	4,525,000	1,247,820	677,794
Property and equipment, net	8,000	0
Intangibles, net	1,338,000	611,094	532,143
Total assets	5,871,000	1,858,914	1,209,937
Current liabilities:
Accounts payable (includes related parties $438 and $490 as of March 31, 2014 and December 31, 2013, respectively)	1,744,000	971,199	2,596,848
Related party liabilities and accrued interest	249,000	247,967	243,525
Accrued expenses	223,000	292,395	18,746
Accrued interest	56,000	112,124	109,861
Demand promissory note	500,000	0
Convertible notes payable		0	740,000
Warrant liability		0	232,988
8% Senior convertible debentures, net of discount	178,000	931,942	0
Convertible promissory notes	114,000	124,393	768,892
Derivative liability	409,000	5,859,170	26,893
Total current liabilities	3,473,000	8,539,190	4,737,753
Total liabilities	3,473,000	8,539,190	4,737,753
Commitments and contingencies
Stockholders’ equity (deficit):
Common Stock, Value, Issued	730,000	574,172	342,517
Additional paid-in capital	33,428,000	18,938,039	7,991,465
Accumulated deficit	(32,600,000)	(27,032,131)	(11,862,048)
Total stockholders’ equity (deficit)	1,559,000	(7,519,170)	(3,527,816)
Total liabilities and stockholders’ equity (deficit)	5,871,000	1,858,914	1,209,937
Series A Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock, Value, Issued	0	0	250
Series B Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock, Value, Issued	0	0	0
Series C Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock, Value, Issued	1,000	750	0
Series D Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock, Value, Issued	$ 839,000	$ 838,894	$ 0